Income Tax (Details) - Schedule of consolidated statement of comprehensive income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Consolidated Statement Of Comprehensive Income [Abstract]
Net loss/(gain) on translations of foreign subsidiaries	$ (253,425)	$ 253,940
Total	$ (253,425)	$ 253,940